Taxation (Details) - Schedule of deferred tax liabilities £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred tax assets
Share-based payments	£ 43,871	$ 10,822	£ 3,759	£ 199
IFRS conversion		67
Short-term timing differences		119
Losses	69,563	2,081	17,733	3,349
Total deferred tax assets recognized					$ 13,089
Deferred tax liabilities
Fixed asset temporary differences		(5,280)
Intangible asset differences	£ (261,514)		£ (26,660)	£ (3,188)	(6,632)
IFRS conversion / capital gains		(1,263)
Total deferred tax liabilities					(13,175)
Deferred tax liabilities, net					$ (86)
Beginning balance
Deferred tax liabilities balance
Ending balance		(86)
Income tax recognized in the income statement		6,084
Prior year adjustments		(191)
Business combinations		(13,404)
Equity		$ 7,425